OTHER INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense), Net
Included in other (expense) income, net, in Dole’s condensed consolidated statements of operations were the following items:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

	(U.S. Dollars in thousands)
Rental income	$2,024	$2,057	$3,836	$4,115
Unrealized (loss) gain on foreign currency denominated borrowings	(19,093)	2,507	(23,447)	5,487
Realized (loss) gain on fair value hedges	(39)	426	(200)	565
Unrealized gain on fair value hedges	720	92	792	1,039
Unrealized gain on interest rate swaps	196	—	196	—
Gain on investments	526	182	960	496
Non-service components of net periodic pension (cost) income	(443)	906	(745)	1,255
(Loss) gain on contingent consideration	(38)	(136)	1,255	(152)
Debt refinancing expenses	(3,182)	—	(3,182)	—
Other	612	343	1,471	1,194
Other (expense) income, net	$(18,716)	$6,377	$(19,064)	$13,999